Fair Value Measurements (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) [Line Items]
Risk-free yield percentage	5.50%	4.70%
Time valuation percentage	8.80%	10.20%
Convertible units (in Dollars per share)	$ 0.10	$ 0.10
Business combination percentage		20.00%
Business Combination [Member]
Fair Value Measurements (Details) [Line Items]
Business combination percentage	30.00%	30.00%
Black-Scholes [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield percentage	5.50%	4.70%
Time valuation percentage	23.70%	28.10%
Stock price (in Dollars per share)	$ 10.74	$ 10.64